Debt - Schedule of Total Maturity (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Total Maturity [Abstract]
2025	$ 63,735	$ 5,049,483
2026
2027
2028
2029
Thereafter
Total	$ 2,973,192	$ 5,049,483	$ 1,415,861